Trade Payables (Schedule of Trade Payables) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current
Trade Payables		$ 36,994	$ 264,720
Accrued expenses and other payables		21,901	20,892
Current trade payables		58,895	285,612
Non-current
Trade Payables	[1]		$ 44,057

[1]	As of December 31, 2016, non-current trade payables correspond mainly to spare parts, used for major maintenance of facilities of discontinued operations, acquired according to a long-term program (LTP) agreement signed with Siemens. During 2016, these trade payables have not generated interests and no specific guarantee have been granted.